LOAN RECEIVABLE (Details Narrative) - USD ($) $ in Thousands	12 Months Ended	21 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 30, 2022
IfrsStatementLineItems [Line Items]
Annual interest percentage				5.00%
Total debts	$ 5,459	$ 5,459	$ 2,189
Loan receivables	$ 18,873	18,873
Anhui zhongjun enterprise management [member]
IfrsStatementLineItems [Line Items]
Borrowing costs incurred		$ 17,539
Annual interest percentage	4.35%	4.35%
Total debts	$ 799	$ 799
Interest income from loan	543
Loan receivables	$ 18,873	$ 18,873	$ 5,181